Cover	Aug. 20, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2019
Entity File Number	0-23354
Entity Registrant Name	FLEX LTD.
Entity Central Index Key	0000866374
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	2 Changi South Lane
Entity Address, Country	SG
Entity Address, Postal Zip Code	486123
City Area Code	65
Local Phone Number	6876-9899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false